DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		6 Months Ended	8 Months Ended		12 Months Ended
	Oct. 10, 2018	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Apr. 30, 2018
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds received from initial public offering			$ 440,000,000		$ 0
Offering costs				$ 25,020,813
Proceeds received from private placement			10,800,000		0
Net tangible assets		$ 5,000,001			$ 5,000,001
Shares redemption obligation percentage		100.00%			100.00%
Business combination and initial public offering completion period description		If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 10, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.			If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 10, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Period for business combination from closing of initial public offering		24 months			24 months
Interest to pay dissolution expenses		$ 100,000			$ 100,000
Share redemption price per share		$ 10.00			$ 10.00
Cash		$ 313,562	944,890	944,890	$ 585,253	$ 672,146	$ 0
Working capital		$ 1,700,000			119,000
Capital contribution from sponsor			25,000		0
Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Capital contribution from sponsor					$ 25,000
Loans available from sponsor under promissory note			$ 155,000	$ 155,000
Class A Ordinary shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit					$ 10.00
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of private placement warrants	44,000,000
Sale of stock price per unit	$ 10.00
Proceeds received from initial public offering	$ 440,000,000
Offering costs	25,020,000.00
Deferred underwriting commissions and legal fees	$ 15,450,000
Initial Public Offering and Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit	$ 10.00				$ 10.00
Proceeds received from initial public offering	$ 440,000,000
Minimum percentage of fair market value of business acquisition to trust account balance	80.00%
Minimum ownership percentage to be acquired for not to be registered as an investment company	50.00%
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of private placement warrants	4,000,000
Private Placement Warrants | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of private placement warrants	7,200,000
Price per warrant	$ 1.50
Proceeds received from private placement	$ 10,800,000